Lease liabilities - Components of lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities.
Current	$ 50,560	$ 28,246
Non-current	325,541	286,501
Total lease liabilities	376,101	314,747	$ 184,494	$ 204,065
Lease payments	$ 96,200	$ 58,400